Financial risk management (Detail 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	$ 794,943	$ 719,897	$ 476,939	$ 425,172
Derivative financial assets	169	140
Financial assets	$ 79,214	$ 99,089